First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 40.8%
	Angola – 0.6%
386,000	Angolan Government International Bond (USD) (b)	9.13%	11/26/49	$261,171
	Argentina – 1.3%
136,989	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	26,840
1,677,339	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	341,067
891,100	Argentine Republic Government International Bond (USD) (c)	3.88%	01/09/38	211,422
				579,329
	Bahrain – 1.3%
450,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	394,470
250,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	174,305
				568,775
	Belarus – 0.2%
420,000	Republic of Belarus International Bond (USD) (b)	5.88%	02/24/26	105,000
	Brazil – 7.5%
15,550,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	2,729,111
3,748,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	642,930
				3,372,041
	Colombia – 1.2%
2,839,000,000	Colombia Government International Bond (COP)	9.85%	06/28/27	549,349
	Dominican Republic – 0.8%
200,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	172,972
270,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	179,294
				352,266
	Ecuador – 0.6%
78,781	Ecuador Government International Bond (USD) (d)	(e)	07/31/30	22,991
344,360	Ecuador Government International Bond (USD) (c) (d)	5.50%	07/31/30	164,713
251,480	Ecuador Government International Bond (USD) (c) (d)	1.50%	07/31/40	74,815
				262,519
	Egypt – 1.5%
418,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	293,889
211,000	Egypt Government International Bond (USD) (d)	7.63%	05/29/32	127,834
505,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	265,256
				686,979
	Georgia – 0.6%
334,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	285,605
	Ghana – 0.4%
432,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	166,320
	Hungary – 2.5%
679,190,000	Hungary Government Bond (HUF)	3.00%	10/27/27	1,137,906
	Indonesia – 2.5%
16,146,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,127,013
	Iraq – 1.7%
650,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	633,423

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Iraq (Continued)
171,875	Iraq International Bond (USD) (b)	5.80%	01/15/28	$141,684
				775,107
	Malaysia – 2.9%
6,010,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,287,759
	Mexico – 3.7%
30,051,800	Mexican Bonos (MXN)	5.75%	03/05/26	1,310,897
8,250,000	Mexican Bonos (MXN)	7.75%	11/13/42	340,122
				1,651,019
	Nigeria – 0.2%
200,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	112,000
	Oman – 2.0%
1,100,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	911,002
	Peru – 1.2%
3,048,000	Peruvian Government International Bond (PEN) (b)	5.35%	08/12/40	524,046
	Poland – 0.7%
1,909,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	311,485
	Qatar – 1.7%
862,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	760,265
	Russia – 0.1%
186,844,000	Russian Federal Bond - OFZ (RUB) (f) (g) (h)	7.65%	04/10/30	46,556
	Rwanda – 0.4%
266,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	194,536
	Saudi Arabia – 1.1%
490,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	480,251
	South Africa – 2.9%
30,483,200	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	1,328,882
	Uruguay – 0.7%
13,068,850	Uruguay Government International Bond (UYU)	4.38%	12/15/28	330,723
	Uzbekistan – 0.5%
299,000	Republic of Uzbekistan International Bond (USD) (d)	3.70%	11/25/30	214,519
	Total Foreign Sovereign Bonds and Notes			18,382,423
	(Cost $25,603,482)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) – 22.9%
	Barbados – 0.5%
250,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	234,200
	Brazil – 1.6%
240,000	Banco do Brasil S.A. (USD) (b) (j)	6.25%	(k)	206,990
200,000	BRF S.A. (USD) (d)	5.75%	09/21/50	138,151
187,230	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	149,410
260,000	Itau Unibanco Holding S.A. (USD) (b) (j)	4.63%	(k)	203,358
350,000	OAS Finance Ltd. (USD) (j) (l) (m) (n)	8.88%	(k)	2,625

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) (Continued)
	Brazil (Continued)
200,000	OAS Investments GmbH (USD) (l) (m) (n)	8.25%	10/19/19	$1,500
				702,034
	Chile – 0.4%
236,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	185,733
	China – 1.3%
648,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	584,010
	Colombia – 0.8%
411,000	Ecopetrol S.A. (USD)	5.38%	06/26/26	372,522
	Dominican Republic – 0.5%
270,000	AES Andres BV (USD) (d)	5.70%	05/04/28	222,149
	Ecuador – 0.4%
195,594	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	180,991
	Ghana – 0.6%
400,000	Tullow Oil PLC (USD) (b)	7.00%	03/01/25	259,440
	Honduras – 0.5%
240,000	Inversiones Atlantida S.A. (USD) (d)	7.50%	05/19/26	217,188
	India – 2.4%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	228,312
70,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	851,831
				1,080,143
	Indonesia – 0.4%
200,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	181,244
	Israel – 0.4%
211,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	187,263
	Mexico – 2.6%
270,000	BBVA Bancomer S.A. (USD) (b) (j)	5.13%	01/18/33	223,738
200,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	134,500
9,600,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	431,684
280,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	173,071
270,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	224,866
				1,187,859
	Nigeria – 1.9%
264,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	200,397
230,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	184,184
230,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	193,890
320,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	263,283
				841,754
	Oman – 1.1%
200,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	178,709
325,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	315,777
				494,486

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) (Continued)
	Peru – 0.3%
200,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	$120,530
	Russia – 0.1%
217,000	Home Credit & Finance Bank OOO Via Eurasia Capital S.A. (USD) (b) (g) (j)	8.80%	(k)	24,955
250,000	Sovcombank Via SovCom Capital DAC (USD) (j) (l)	7.75%	(k)	21,471
				46,426
	Saudi Arabia – 2.7%
1,096,000	Saudi Arabian Oil Co. (USD) (b)	2.88%	04/16/24	1,061,279
200,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	171,873
				1,233,152
	Singapore – 0.5%
260,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	229,312
	South Africa – 1.5%
270,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	240,395
287,000	Liquid Telecommunications Financing PLC (USD) (d)	5.50%	09/04/26	228,165
230,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	207,592
				676,152
	Tanzania – 0.4%
200,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	175,238
	Trinidad And Tobago – 0.8%
341,000	Heritage Petroleum Co., Ltd. (USD) (d)	9.00%	08/12/29	357,593
	Ukraine – 0.7%
239,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	89,027
279,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	140,834
224,000	NPC Ukrenergo (USD) (d)	6.88%	11/09/28	43,724
230,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/24	51,440
				325,025
	Zambia – 0.5%
260,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	250,566
	Total Foreign Corporate Bonds and Notes			10,345,010
	(Cost $13,340,433)
CORPORATE BONDS AND NOTES (a) (i) – 0.2%
	United States – 0.2%
$12,142,000	JPMorgan Chase Bank, N.A. (UAH) (d)	11.67%	11/27/23	116,784
	(Cost $460,991)

Shares	Description	Value
COMMON STOCKS (a) – 44.0%
	Argentina – 0.4%
999	Globant S.A. (o)	186,893
	Austria – 0.6%
18,479	Mondi PLC (f)	285,241

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Brazil – 3.2%
96,214	B3 S.A. - Brasil Bolsa Balcao	$234,544
125,881	Banco Bradesco S.A., ADR	463,242
242	MercadoLibre, Inc. (o)	200,323
44,995	Raia Drogasil S.A.	189,761
55,144	Rumo S.A.	189,628
26,058	WEG S.A.	154,821
		1,432,319
	Cayman Islands – 2.9%
84,700	Alibaba Group Holding Ltd. (f) (o)	845,250
17,809	JD.com, Inc, Class A (f)	449,289
		1,294,539
	Chile – 0.4%
12,670	Banco Santander Chile S.A., ADR	177,507
	China – 9.2%
79,000	China Merchants Bank Co., Ltd., Class H (f)	365,601
58,000	China Resources Land Ltd. (f)	227,179
7,893	China Tourism Group Duty Free Corp., Ltd., Class A (f)	216,609
5,300	China Tourism Group Duty Free Corp., Ltd., Class H (b) (o) (p)	133,215
18,210	Foshan Haitian Flavouring & Food Co., Ltd., Class A (f)	210,672
1,084	Kweichow Moutai Co., Ltd., Class A (f)	283,358
39,408	LONGi Green Energy Technology Co., Ltd., Class A (f)	262,599
34,702	Midea Group Co., Ltd., Class A (f)	238,939
71,232	NARI Technology Co., Ltd., Class A (f)	246,732
5,800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (f)	242,318
11,300	Sungrow Power Supply Co., Ltd., Class A (f)	173,860
27,000	Tencent Holdings Ltd. (f)	911,961
39,000	WuXi Biologics Cayman, Inc. (b) (f) (o) (p)	232,161
39,300	Yonyou Network Technology Co., Ltd., Class A (f)	96,290
6,400	Yunnan Energy New Material Co., Ltd., Class A (f)	155,517
39,500	Zhongsheng Group Holdings Ltd. (f)	156,631
		4,153,642
	Hong Kong – 2.0%
43,600	AIA Group Ltd. (f)	363,010
117,300	Budweiser Brewing Co., APAC Ltd. (b) (f) (p)	305,456
6,935	Hong Kong Exchanges & Clearing Ltd. (f)	237,055
		905,521
	India – 7.2%
12,646	Hindustan Unilever Ltd. (f)	417,056
26,705	Housing Development Finance Corp., Ltd. (f)	745,057
20,505	Kotak Mahindra Bank Ltd. (f)	455,098
1,876	Maruti Suzuki India Ltd. (f)	202,508
113,174	Power Grid Corp. of India Ltd. (f)	293,858
34,436	SBI Life Insurance Co., Ltd. (b) (f) (p)	526,276
9,401	Tata Consultancy Services Ltd. (f)	344,536
3,359	UltraTech Cement Ltd. (f)	256,940
		3,241,329
	Indonesia – 2.3%
875,500	Bank Central Asia Tbk PT (f)	488,739
1,008,624	Bank Rakyat Indonesia Persero Tbk PT (f)	295,197

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Indonesia (Continued)
801,800	Telkom Indonesia Persero Tbk PT (f)	$233,681
		1,017,617
	Mexico – 3.2%
5,163	Fomento Economico Mexicano, S.A.B. de CV, ADR	323,978
3,385	Grupo Aeroportuario del Centro Norte, S.A.B. de CV, ADR	169,724
83,019	Grupo Financiero Banorte S.A.B. de C.V., Class O	531,805
121,689	Grupo Mexico S.A.B. de C.V., Series B	410,997
		1,436,504
	Netherlands – 0.7%
598	ASM International N.V. (f)	133,896
428	ASML Holding N.V. (f)	177,312
		311,208
	Peru – 0.3%
954	Credicorp Ltd.	117,151
	Philippines – 0.3%
83,499	Bank of the Philippine Islands (f)	127,180
	Russia – 0.0%
7,303	Lukoil PJSC, ADR (f) (g) (h)	5,480
27,281	Novatek PJSC (f) (g) (h)	14,397
41,335	Sberbank of Russia PJSC (f) (g) (h) (o)	2,243
		22,120
	South Africa – 1.5%
5,093	Anglo American Platinum Ltd. (f)	361,218
77,769	Sanlam Ltd. (f)	219,973
14,924	Vodacom Group Ltd. (f)	100,276
		681,467
	South Korea – 3.9%
1,040	LG Chem Ltd. (f)	384,005
33,573	Samsung Electronics Co., Ltd. (Preference Shares) (f)	1,090,548
19,041	Samsung Engineering Co., Ltd. (f) (o)	299,740
		1,774,293
	Taiwan – 4.5%
30,000	Delta Electronics, Inc. (f)	238,294
104,000	Hon Hai Precision Industry Co., Ltd. (f)	333,020
110,954	Taiwan Semiconductor Manufacturing Co., Ltd. (f)	1,470,739
		2,042,053
	Thailand – 1.4%
51,000	Kasikornbank PCL	193,792

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
100,100	PTT Exploration & Production PCL	$426,848
		620,640
	Total Common Stocks	19,827,224
	(Cost $22,902,065)
	Total Investments – 107.9%	48,671,441
	(Cost $62,306,971)
	Outstanding Loan – (12.9)%	(5,800,000)
	Net Other Assets and Liabilities – 5.0%	2,222,185
	Net Assets – 100.0%	$45,093,626

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2022	Sale Value as of 9/30/2022	Unrealized Appreciation/ (Depreciation)
11/22/22	DB	CNY	10,780,000	USD	1,604,835	$ 1,523,743	$ 1,604,835	$ (81,092)
11/22/22	CIT	USD	1,949,079	BRL	10,111,000	1,949,079	1,851,819	97,260
11/22/22	MS	USD	887,842	BRL	4,843,000	887,842	886,990	852
10/18/22	DB	USD	166,014	EUR	162,000	166,014	158,964	7,050
10/18/22	DB	USD	1,446,715	MXN	30,323,000	1,446,715	1,500,651	(53,936)
10/18/22	GS	USD	830,786	ZAR	14,071,000	830,786	776,135	54,651
Net Unrealized Appreciation / (Depreciation)								$24,785

Counterparty Abbreviations
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs
MS	Morgan Stanley

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2022.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc., the Fund’s sub-advisor (“abrdn” or the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2022, securities noted as such amounted to $8,539,098 or 18.9% of net assets.
(e)	Zero coupon bond.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2022, securities noted as such are valued at $15,769,551 or 35.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(g)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(j)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(k)	Perpetual maturity.

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(l)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(m)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(n)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(o)	Non-income producing security.
(p)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

ADR	American Depositary Receipt
Credit Quality†	% of Total Fixed-Income Investments
AA-	2.6%
A+	5.9
A	1.1
A-	5.1
BBB+	6.5
BBB	16.1
BBB-	4.8
BB+	2.6
BB	22.5
BB-	8.3
B+	7.9
B	4.2
B-	4.6
CCC+	5.0
CCC-	0.2
CC	0.5
C	0.5
D	0.4
Not Rated	1.2
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Industry Classification	% of Total Investments
Sovereigns	37.8%
Banks	10.8
Integrated Oils	4.5
Semiconductors & Semiconductor Equipment	4.2
Internet & Direct Marketing Retail	3.1
Exploration & Production	2.6
Insurance	2.3
Technology Hardware, Storage & Peripherals	2.2
Metals & Mining	2.1
Beverages	1.9
Interactive Media & Services	1.9
Chemicals	1.8
Diversified Financial Services	1.5
Utilities	1.4
Financial Services	1.2
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Refining & Marketing	1.1
IT Services	1.1
Specialty Retail	1.0
Capital Markets	1.0
Oil, Gas & Consumable Fuels	0.9
Personal Products	0.8
Wireless Telecommunication Services	0.8
Industrial Other	0.8
Construction & Engineering	0.6
Electric Utilities	0.6
Paper & Forest Products	0.6
Food & Beverage	0.6
Construction Materials	0.5
Health Care Equipment & Supplies	0.5
Household Durables	0.5
Life Insurance	0.5
Diversified Telecommunication Services	0.5
Life Sciences Tools & Services	0.5
Power Generation	0.5
Wireline Telecommunications Services	0.5
Real Estate Management & Development	0.5
Software & Services	0.4
Food Products	0.4
Automobiles	0.4
Food & Staples Retailing	0.4
Road & Rail	0.4
Government Development Banks	0.4
Transportation & Logistics	0.4
Transportation Infrastructure	0.3
Oil & Gas Services & Equipment	0.3
Software	0.2
Retail - Consumer Staples	0.2
Railroad	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments†
USD	42.9%
HKD	8.7
INR	8.4
IDR	4.4
CNH	4.4
TWD	4.2
KRW	3.7
MXN	3.1
CNY	3.1
ZAR	3.1
BRL	2.9
MYR	2.7
HUF	2.3
THB	1.3
COP	1.1
PEN	1.1
EUR	0.7
UYU	0.7
PLN	0.6
PHP	0.3
UAH	0.2
RUB	0.1
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes:
Russia	$ 46,556	$ —	$ —	$ 46,556
Other Country Categories*	18,335,867	—	18,335,867	—
Foreign Corporate Bonds and Notes*	10,345,010	—	10,345,010	—
Corporate Bonds and Notes*	116,784	—	116,784	—
Common Stocks:
Argentina	186,893	186,893	—	—
Brazil	1,432,319	1,432,319	—	—
Chile	177,507	177,507	—	—
China	4,153,642	133,215	4,020,427	—
Mexico	1,436,504	1,436,504	—	—
Peru	117,151	117,151	—	—
Russia	22,120	—	—	22,120
Other Country Categories*	12,301,088	—	12,301,088	—
Total Investments	48,671,441	3,483,589	45,119,176	68,676
Forward Foreign Currency Contracts	159,813	—	159,813	—
Total	$ 48,831,254	$ 3,483,589	$ 45,278,989	$ 68,676

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (135,028)	$ —	$ (135,028)	$ —

*	See Portfolio of Investments for country breakout.
Level 3 Foreign Sovereign Bonds and Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust/abrdn Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Restricted Securities
As of September 30, 2022, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$350,000	$0.75	$350,000	$2,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/2012	200,000	0.75	200,000	1,500	0.00
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	250,000	8.59	255,821	21,471	0.05
				$805,821	$25,596	0.06%